S000097968 [Member] Shareholder Fees	Dec. 11, 2025 USD ($)
Man Active Emerging Markets Equity ETF | Man Active Emerging Markets Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0